BMC FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2026

							Percent
	Interest	Base Rate	Maturity	Face		Market	of Net
Debt Issuer	Rate	Floor	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS	SOFR +423	5.800%	12/31/2049	$250,000	$252,334	$255,495
FPL GROUP CAP INC	SOFR +233	6.350%	10/1/2066	586,000	563,186	524,745
PP&L CAP FUNDING FLT RATE	SOFR +293	5.051%	3/30/2067	250,000	250,000	247,128
TRANSCANADA PIPELINES LTD	SOFR +247	6.350%	5/15/2067	250,000	199,546	223,750
				1,336,000	1,265,066	1,251,118	3.24%

GOVERNMENT BONDS:
US TREASURY NOTE		4.625%	10/15/2026	500,000	499,218	503,390
US TREASURY NOTE		4.875%	10/31/2028	500,000	501,145	516,525
				1,000,000	1,000,363	1,019,915	2.64%

TOTAL INVESTMENTS IN FIXED INCOME				$2,336,000	$2,265,429	$2,271,033	5.87%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:

ISHARES 1-3 YEAR TREASURY BOND ETF	1	$107	$83
BLACKROCK TAXABLE MUNICIPAL BOND TRUST	67,658	1,097,844	1,102,825
STATE STREET SPDR S&P 500 EFT TRUST	100	68,416	69,197
PZENA EMERGING MARKETS VALUE FUND INSTITUTIONAL CLASS	27,010	273,570	466,462
VANECK GOLD MINERS ETF	571	16,168	53,788

TOTAL INVESTMENTS IN MUTUAL FUNDS		$1,456,105	$1,692,355	4.38%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

	Acquisition			Market	Percent of
Company Name	Date		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS (NOTE 2):
BAM CREDIT OPPORTUNITIES FUND	12/8/2020	[1,2,5,6]	$458,155	$753,327
ELLIOTT ASSOCIATES, L.P. CL B	11/3/2008	[1,2]	846,415	6,298,002
GRAHAM INSTITUTIONAL PARTNERS, L.P.	7/1/2016	[1,2]	1,365,123	2,277,464
GREENLIGHT MASTERS QUALIFIED, L.P.	12/1/2010	[1,2]	350,000	3,589,159
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	3/1/2019	[1,2]	1,329,019	3,069,934
OLD WELL SPECIAL OPPORTUNITIES FUND II, LLC	11/4/2021	[1,2]	113,322	53,712
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	10/1/2020	[1,7]	1,682,951	1,639,510
TOTAL LIMITED PARTNERSHIPS			6,144,985	17,681,108	45.72%

TOTAL OTHER INVESTMENTS			$6,144,985	$17,681,108	45.72%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Media and Entertainment	390	ALPHABET INC CAP STK CL C	$25,142	$132,027
			25,142	132,027	0.34%

TOTAL COMMUNICATION SERVICES			25,142	132,027	0.34%

CONSUMER DISCRETIONARY
Automobiles & Components	19,500	VALVOLINE, INC.	682,367	638,040
			682,367	638,040	1.65%

Specialty Retial	2,650	LVMH Moet Hennessy-Louis Vuitton, Societe	315,005	344,830
			315,005	344,830	0.89%

TOTAL CONSUMER DISCRETIONARY			997,372	982,870	2.54%

CONSUMER STAPLES
Discount Stores	4,100	DOLLAR TREE INC COM STK	288,969	482,119
			288,969	482,119	1.25%

Specialty Retail	125	AMAZON.COM, INC.	24,179	29,912
			24,179	29,912	0.08%

Food & Staples Retailing	228	WAL-MART STORES INC COM	10,261	27,164
			10,261	27,164	0.07%

Food, Beverage & Tobacco	4,319	COCA COLA FEMSA S A B SPON	325,234	450,429
	3,100	NESTLE S A SPONSORED ADR	300,009	295,608
	5,080	PHILIP MORRIS INTL COM	471,795	911,555
			1,097,038	1,657,592	4.29%

Materials	6,800	BALL CORP COM	384,512	386,716
			384,512	386,716	1.00%

TOTAL CONSUMER STAPLES			1,804,959	2,583,503	6.68%

ENERGY
Energy	250	CHENIERE ENERGY, INC.	42,466	52,880
	1,200	CVR ENERGY, INC.	43,491	27,288
	1,500	FREEHOLD ROYALTIES, LTD	19,007	18,060
	2,000	FLEX LNG LTD.	62,848	53,400
	473	SUNOCO INC COM	13,246	27,235
			181,058	178,863	0.46%

Pipelines	630	ENBRIDGE INC	18,339	30,769
	329	ENERGY TRANSFER OPERATING, L.P.	3,369	6,070
			21,708	36,839	0.10%

TOTAL ENERGY			202,766	215,702	0.56%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

						Percent
Sectors and	Shares				Market	of Net
Industries	Held		Company Name	Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	263		BANK OF AMERICA CORP COM	6,063	13,992
				6,063	13,992	0.04%

Diversified Financials	1,312		ALLIANCE BERNSTEIN HLDG UN	54,061	55,812
	179	[2]	BERKSHIRE HATHAWAY INC CL B	36,098	86,015
	456		BLACKSTONE GROUP LP COM	14,682	64,944
	470		CARLYLE GROUP LP COM	12,271	27,627
	136		CME GROUP	33,407	39,312
	918		GOLUB CAPITAL BDC INC COM	-	12,292
	176		INTERNCONTINENTAL EXCHANGE COM	26,326	30,585
	300		MORGAN STANLEY COM NEW	31,210	54,840
				208,055	371,427	0.96%

Insurance	79		AON PLC SHS CL A	6,409	27,621
	263		OLD REP INTL CORP COM	4,433	10,302
	129		TRAVELERS COMPANIES COM	10,711	36,702
	526		ZURICH INS GROUP LTD SPONS ARD	6,984	18,750
				28,537	93,375	0.24%

Financial	500		NXG NEXTGEN INFRASTRUTURE INC. FD	24,166	25,370
				24,166	25,370	0.07%

TOTAL FINANCIALS				266,821	504,164	1.30%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

						Percent
Sectors and	Shares				Market	of Net
Industries	Held		Company Name	Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	4,220		FRESENIUS MED CARE AG SPONSORED ADR	89,332	95,794
	365	[2]	HOLOGIC INC COM	18,730	27,349
	150		LABORATORY CORP AMER HLDGS	34,292	40,728
	206		QUEST DIAGNOSTICS INC COM	24,052	38,528
	29,400	[2]	AVANTOR, INC.	463,475	321,048
	24		STRYKER CORP	4,486	8,869
				634,367	532,316	1.38%

Pharmaceuticals & Biotechnology	180		ABBVIE INC	14,612	40,142
	324		ASTRAZENECA PLC SPONSORED	8,115	30,057
	1,870		CHARLES RIVER LABORATORIES	224,863	393,598
	85		ELI LILLY & CO COM	3,744	88,158
	3,115	[2]	IQVIA HOLDINGS INC COM	463,517	716,917
	400		MERCK & CO INC COM	35,967	44,108
				750,818	1,312,980	3.40%

TOTAL HEALTH CARE				1,385,185	1,845,296	4.77%

INDUSTRIALS
Capital Goods	208		ABB LTD SPONSORED ADR	5,057	18,006
	750		THERMO FISHER SCIENTIFIC	335,700	433,957
				340,757	451,963	1.17%

Commercial Services & Supplies	20,100		RENTOKIL INITIAL PLC	562,238	633,351
	110		WASTE MGMT INC DEL COM	20,497	24,446
				582,735	657,797	1.70%

Industrials	1,550		HONEYWELL INTL INC COM	299,009	352,656
	3,200		MASCO CORPORATION	226,375	211,488
	3,400		THE MIDDLEBY CORPORATION	453,385	500,378
				978,769	1,064,522	2.75%

TOTAL INDUSTRIALS				1,902,261	2,174,282	5.62%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	535	CISCO SYSTEMS INC	20,733	41,901
	548	CORNING INC COM	33,198	56,581
			53,931	98,482	0.25%

Software & Services	1,400	EVOLUTION AB ADR	102,531	91,507
	295	MICROSOFT CORP COM	113,844	126,935
	138	ORACLE CORP COM	9,119	22,712
	1,400	UBER TECHNOLOGIES, INC	92,815	112,070
			318,309	353,224	0.91%

Technology Hardware & Equipment	329	APPLE INC COM	23,108	85,369
	1,270	INTEL CORP COM	52,404	59,017
	102	NETAPP INC COM	5,350	9,828
	140	SEAGATE TECHNOLOGY SHS	5,333	57,077
			86,195	211,291	0.55%

Technology	850	ACCENTURE PLC	208,640	224,094
	220	CACI INTL INC CLA	105,331	136,528
	200	INVESCO QQQ TRUST	125,464	124,374
	150	VANGUARD DIVIDEND APPREC INDEX FD	32,936	33,603
			472,371	518,599	1.34%

TOTAL INFORMATION TECHNOLOGY			930,806	1,181,596	3.06%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

						Percent
Sectors and	Shares				Market	of Net
Industries	Held		Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	101		DIGITAL RLTY TR INC COM	11,872	16,761
	524		HA SUSTAINABLE INFRASTUCTURE CAPITAL	8,023	18,031
	840		IRON MTN INC NEW COM	34,076	77,389
	1	[2]	NET LEASE OFFICE PROPERTIES	-	20
				53,971	112,201	0.29%

TOTAL REAL ESTATE				53,971	112,201	0.29%

UTILITIES	339		DOMINION RES INC VA COM	17,456	20,398
	174		DUKE ENERGY CORP COM	15,663	21,115
	102		ENTERGY CORP NEW COM	3,539	9,781
	500		NEXTERA ENERGY INC COM	36,757	43,950
	262		SOUTHERN CO COM	11,431	23,399
	116		WEC ENERGY GROUP INC COM	4,622	12,838

TOTAL UTILITIES				89,468	131,481	0.34%

RIGHTS ATTACHED TO COMMON STOCKS
	725	[2]	OCCIDENTAL PETROLEUM CORP COM	-	17,059
				-	17,059	0.04%

TOTAL INVESTMENTS IN COMMON STOCKS				$7,658,751	$9,880,181	25.55%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
COMPASS DIV HOLDINGS FIXED FLTG RAT CUM PFD	[3,4]	7.875%	N/A	4,000	$93,349	$79,280

TOTAL INVESTMENTS IN PREFERRED STOCKS					$93,349	$79,280	0.21%

See accompanying notes to financial statements.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

January 31, 2026

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$6,877,332	$6,877,332	17.78%

TOTAL INVESTMENTS - MARKET VALUE		$24,495,951	38,481,289	99.50%

TOTAL OTHER LIABILITIES IN EXCESS OF ASSETS			191,443	0.50%

TOTAL NET ASSETS			$38,672,732	100.00%

1Market value ratified by the Company's Board of Directors per policy.

2Non-income producing security

3Perpetual security.  Maturity date is not applicable.

4Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

5Affiliate Investment

6Unfunded Commitment of $250,000

7Unfunded Commitment of $161,584

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2026

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Under the Company’s organizational documents, its officers and Board of Directors (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the Company may enter into contracts with vendors and others that provide for general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company. However, based on experience, the fund expects that risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B. Investment Valuations – The investment securities and valuation of fixed income and mutual funds are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

Pursuant to rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser Broyhill Asset Management (“BAM” or the “Adviser”), as the valuation designee with respect to the fair valuation of the fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are not reflective of their market values.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2026

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax-exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2022 and thereafter are subject to possible future examinations by tax authorities.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2026

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2026.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	-	$2,271,033	-	$2,271,033
Mutual Funds	1,692,355	-	-	1,692,355
Common Stocks – Publicly Traded	9,880,181	-	-	9,880,181
Preferred Stocks – Publicly Traded	79,280	-	-	79,280
Cash and Cash Equivalents	6,877,332	-	-	6,877,332
Limited Partnerships – Measured at NAV (1)	-	-	-	17,681,108
Total Investments	$18,529,148	$2,271,033	$-	$38,481,289

(1) Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2026, were as follows:

Gross appreciation (excess of value over tax cost)	$14,388,549
Gross depreciation (excess of tax cost over value)	(7,120,824)
Net unrealized appreciation	$7,267,725
Cost of investments for income tax purposes	$24,495,951

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2026

4.	OPTIONS WRITTEN

The Company had $0 cash pledged as collateral for options on January 31, 2026. No options were written in the current quarter.